Lease - Schedule of Lease Liability (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liability [Abstract]
FY2026	$ 25,346
FY2027	19,010
Total future minimum lease payments	44,356
Less: imputed interest	(1,392)
Present value of lease liability	$ 42,964